ORDINARY SHARES AND RESTRICTED NET ASSETS (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Vote shares	Dec. 29, 2021 shares	Dec. 31, 2020 shares
Ordinary Shares [Abstract]
Ordinary shares issued (in shares)	261,256,254		174,853,546
Ordinary shares outstanding (in shares)	261,256,254		174,853,546
Number of votes entitled for each share of ordinary share | Vote	1
Restricted Net Assets [Abstract]
Restricted net assets of PRC subsidiaries | $	$ 37,383,696
Percentage of consolidated net assets of PRC subsidiaries	14.00%
NBG [Member]
Ordinary Shares [Abstract]
Ordinary shares issued (in shares)	86,402,708	86,402,708
Ordinary shares outstanding (in shares)	86,402,708	86,402,708
CAG Cayman [Member] | CEGL [Member]
Ordinary Shares [Abstract]
Number of common stock shares issued in business consideration (in shares)	174,853,546